Organization and Principal Activities - Schedule of Balance Sheet Date of the Financial Statements (Details)	12 Months Ended
Jun. 30, 2025
Big Tree Cloud International Group Limited (“DSY”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 21, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Bright Connected Limited (“DSY BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 01, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
HongKong Ploutos International Holdings Limited (“DSY HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 14, 2023
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Guangdong Dashuyun Investment Holding Group Co., Ltd. (“DSY Guangdong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 16, 2020
Percentage of effective ownership	95.92%
Principal Activities	Investment holding
Shenzhen Dashuyun Import and Export Trading Co., Ltd. (“DSY Shenzhen”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 02, 2020
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products
Shenzhen Surprise Cloud Trading Co., Ltd. (“Jingxiyun Shenzhen”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 20, 2021
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products
Guangdong Yunjia Innovative Materials Co., Ltd. (“Guangdong Yunjia”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 10, 2025
Percentage of effective ownership	51.00%
Principal Activities	Manufacturing synthetic materials